Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

6. Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2025	December 31, 2024
	US$	US$
Buildings	9,483,670	9,085,838
Machinery and equipment	2,223,640	2,114,970
Motor vehicles	626,726	600,435
Electronic equipment	238,587	228,578
Office equipment	42,819	41,023
Inspection equipment	103,553	99,209
Total	12,718,995	12,170,053
Less: accumulated depreciation	5,019,836	4,283,474
Property and equipment, net	7,699,159	7,886,579

Depreciation expense was $ 533,963, $543,658 and $408,233 for the years ended December 31, 2025, 2024 and 2023, respectively.

As of December 31, 2025 and 2024, the Company pledged buildings to secure bank borrowings as disclosed in Note 9.